FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Values Of Financial Assets And Liabilities Measured At Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,750,107	$ 1,521,138
Liabilities	(616,153)	(515,162)
Recurring measurements
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	106,705	27,891
Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	68,792	31,577
Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	37,266	(5,362)
Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	647	1,676
Derivative assets
Disclosure of fair value measurement of assets [line items]
Liabilities		(16,649)
Derivative assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Liabilities	(19,539)
Derivative assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Derivative assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	(19,539)	(16,649)
Derivative assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Trade receivables | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Assets	54,164	11,287
Trade receivables | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Trade receivables | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Assets	54,164	11,287
Trade receivables | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Marketable securities | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Assets	66,453	29,542
Marketable securities | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Assets	66,453	29,542
Marketable securities | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Marketable securities | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Other financial assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Assets	5,627	3,711
Other financial assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Assets	2,339	2,035
Other financial assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Assets	2,641	0
Other financial assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Assets	$ 647	$ 1,676